Income taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Major components of tax expense (income) [abstract]
Deferred tax expense (benefit)	$ 6	$ (8)	$ (73)
Losses carried forward recognized	5	6	$ 72
Unused tax losses for which no deferred tax asset recognised	2,100	1,400
Deductible temporary differences for which no deferred tax asset is recognised	$ 163	$ 0